Prospectus Supplement                                             212678  3/04
dated March 12, 2004 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2003

In the section entitled "Who manages the funds?" the table entries with respect to Putnam VT Health Sciences Fund, Putnam VT Research Fund and Putnam VT Utilities Growth and Income Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio and the two paragraphs that precede the table are replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the team identified after the name of each fund are responsible for the day-to-day management of the fund. In the case of the Global Equity Research Team, Joshua H. Brooks and Kelly A. Morgan are Co-Chief Investment Officers heading the team. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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PUTNAM VT HEALTH SCIENCES FUND
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Global Equity Research Team
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PUTNAM VT RESEARCH FUND
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Global Equity Research Team
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PUTNAM VT UTILITIES GROWTH AND INCOME FUND
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Global Equity Research Team
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